Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Rental income									$ 313,452,000	$ 431,951,000	$ 606,932,000
Total revenues									313,452,000	431,951,000	606,932,000
EXPENSES
Property and maintenance									69,783,000	127,276,000	193,550,000
Real estate taxes and insurance									27,956,000	37,745,000	62,396,000
Disposal Group Including Discontinued Operations Property Management									211,000	266,000	230,000
Depreciation									91,108,000	124,265,000	167,887,000
General and administrative									87,000	55,000	42,000
Total expenses									189,145,000	289,607,000	424,105,000
Discontinued operating income									124,307,000	142,344,000	182,827,000
Interest and other income									156,000	196,000	1,490,000
Other expenses									(161,000)	(348,000)	(331,000)
Interest:
Expense incurred, net									(2,284,000)	(7,686,000)	(20,763,000)
Amortization of deferred financing costs									(115,000)	(1,195,000)	(953,000)
Income and other tax (expense) benefit									(32,000)	223,000	(108,000)
Discontinued operations									121,871,000	133,534,000	162,162,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax									548,278,000	826,489,000	297,956,000
Discontinued operations, net	270,160,000	132,303,000	102,093,000	165,593,000	99,905,000	105,488,000	589,688,000	164,942,000	670,149,000	960,023,000	460,118,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	1,400,000,000				2,000,000,000				1,400,000,000	2,000,000,000
Disposal Group Including Discontinued Operation Mortgage Notes Payable	$ 8,355,000				$ 147,600,000				$ 8,355,000	$ 147,600,000